Transactions with Related Parties and Affiliates - Revolving Loans to Navios Europe and Others (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Mar. 31, 2017	Mar. 17, 2017	Jun. 30, 2018	Dec. 31, 2017	Jun. 30, 2017	Dec. 31, 2015	Feb. 18, 2015	Dec. 18, 2013	Oct. 09, 2013
Long- term debt			$ 494,462		$ 475,017
Investment in affiliates			69,237	$ 52,122	1,192
Loans receivable from affiliates			$ 11,861	11,706
Navios Europe I
Ownership percentage			5.00%						5.00%
Long- term debt			$ 10,000
Navios Europe II
Ownership percentage			5.00%				5.00%
Navios Revolving Loans I | Navios Europe I
Loans receivable from affiliates			$ 1,205	1,205
Accrued interest income			599	489
Navios Revolving Loans II | Navios Europe II
Loans receivable from affiliates			9,772	9,772
Accrued interest income			2,872	1,801
Navios Term Loans I | Navios Europe I
Investment in affiliates			500	500
Accrued interest income			388	334
Navios Term Loans I | Navios Revolving Loans I | Navios Holdings
Preferred distribution percentage		12.70%
Navios Term Loans II | Navios Europe II
Investment in affiliates			700	700
Accrued interest income			$ 496	395
Navios Holdings | Navios Europe I
Ownership percentage									47.50%
Navios Holdings | Navios Europe II
Ownership percentage							47.50%
Navios Holdings, Navios Acquisition and Navios Partners | Navios Revolving Loans I | Navios Europe I
Revolving loan facility maximum borrowing capacity								$ 24,100
Preferred distribution percentage			12.70%
Navios Holdings, Navios Acquisition and Navios Partners | Navios Revolving Loans II | Navios Europe II
Revolving loan facility maximum borrowing capacity							$ 43,500
Preferred distribution percentage			18.00%
Available amount of loan facility			$ 15,003
Increase in available amount of loan facility	$ 14,000
Navios Holdings, Navios Acquisition and Navios Partners | Navios Revolving Loans II | Navios Europe II | Minimum
Available amount of loan facility			0
Navios Holdings, Navios Acquisition and Navios Partners | Navios Revolving Loans II | Navios Europe II | Maximum
Available amount of loan facility			15,003
Navios Holdings, Navios Acquisition and Navios Partners | Navios Term Loans I | Navios Europe I
Long- term debt			10,000					$ 10,000
Navios Holdings, Navios Acquisition and Navios Partners | Navios Term Loans II | Navios Europe II
Long- term debt						$ 14,000
Navios Acquisitions | Navios Europe I
Ownership percentage									47.50%
Navios Acquisitions | Navios Europe II
Ownership percentage							47.50%
Navios Europe I
Investment in affiliates			500	500
Navios Europe I | Navios Revolving Loans I
Available amount of loan facility			0		$ 4,527
Navios Europe II
Investment in affiliates			$ 700	$ 700